ACCOUNTS AND OTHER PAYABLES AND SETTLEMENT LIABILITY (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of settlement liability
	June 30, 2026	September 30, 2025
	$	$

Current portion	1,612,070	1,222,364
Non-current portion	—	1,641,501
Settlement liability	1,612,070	2,863,865